Other disclosures - Forborne Loans Roll Forward (Details) - Credit risk - Forborne loan portfolio € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
Changes in the portfolio
Beginning balance	€ 23,430
Refinancing and restructuring of the period	5,145
Memorandum item: Impact recorded in the income statement for the period	1,294
Debt repayment	(2,733)
Foreclosure	(120)
Derecognized from the consolidated balance sheet	(764)
Other changes	(1,737)
Balance at end of year	€ 23,221